Victory Pioneer Global Growth Fund
(Successor to Pioneer Global Sustainable Growth Fund)
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.8%
	Common Stocks — 98.8% of Net Assets
	Aerospace & Defense — 3.2%
901	Hensoldt AG	$ 103,466
	Total Aerospace & Defense	$103,466

	Banks — 2.9%
4,219	FinecoBank Banca Fineco S.p.A.	$ 93,645
	Total Banks	$93,645

	Beverages — 2.0%
221	Anheuser-Busch InBev S.A. (A.D.R.)	$ 15,187
1,200	Asahi Group Holdings, Ltd.	16,060
964	Keurig Dr Pepper, Inc.	31,870
	Total Beverages	$63,117

	Biotechnology — 1.6%
113(a)	Vertex Pharmaceuticals, Inc.	$ 50,308
	Total Biotechnology	$50,308

	Broadline Retail — 7.1%
2,700	Alibaba Group Holding, Ltd.	$ 38,317
869(a)	Amazon.com, Inc.	190,650
	Total Broadline Retail	$228,967

	Capital Markets — 4.1%
320	Euronext NV (144A)	$ 54,757
422	Intercontinental Exchange, Inc.	77,425
	Total Capital Markets	$132,182

	Consumer Staples Distribution & Retail — 1.9%
570(a)	BJ’s Wholesale Club Holdings, Inc.	$ 61,463
	Total Consumer Staples Distribution & Retail	$61,463

	Electrical Equipment — 4.5%
193(a)	Generac Holdings, Inc.	$ 27,640
242	Rockwell Automation, Inc.	80,385
291	Vertiv Holdings Co., Class A	37,367
	Total Electrical Equipment	$145,392

	Electronic Equipment, Instruments & Components — 0.7%
128	CDW Corp.	$ 22,860
	Total Electronic Equipment, Instruments & Components	$22,860

	Energy Equipment & Services — 1.0%
803	Baker Hughes Co.	$ 30,787
	Total Energy Equipment & Services	$30,787

1Victory Pioneer Global Growth Fund | 6/30/25

Shares		Value
	Entertainment — 3.0%
1,000	Nintendo Co., Ltd.	$ 95,917
	Total Entertainment	$95,917

	Financial Services — 6.2%
1,339	Edenred SE	$ 41,530
201	Mastercard, Inc., Class A	112,950
610(a)	PayPal Holdings, Inc.	45,335
	Total Financial Services	$199,815

	Ground Transportation — 3.5%
1,192(a)	Uber Technologies, Inc.	$ 111,214
	Total Ground Transportation	$111,214

	Health Care Equipment & Supplies — 4.0%
600	Hoya Corp.	$ 71,229
4,700	Olympus Corp.	55,768
	Total Health Care Equipment & Supplies	$126,997

	Health Care Providers & Services — 2.3%
434	Cardinal Health, Inc.	$ 72,912
	Total Health Care Providers & Services	$72,912

	Hotels, Restaurants & Leisure — 3.0%
702	Amadeus IT Group S.A.	$ 59,388
138	Hilton Worldwide Holdings, Inc.	36,755
	Total Hotels, Restaurants & Leisure	$96,143

	Household Durables — 2.4%
3,000	Sony Group Corp.	$ 78,209
	Total Household Durables	$78,209

	Insurance — 3.1%
375	Progressive Corp.	$ 100,072
	Total Insurance	$100,072

	Interactive Media & Services — 4.8%
865	Alphabet, Inc., Class C	$ 153,442
	Total Interactive Media & Services	$153,442

	IT Services — 2.6%
287	International Business Machines Corp.	$ 84,602
	Total IT Services	$84,602

Victory Pioneer Global Growth Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 3.5%
108	Lonza Group AG	$ 77,167
84	Thermo Fisher Scientific, Inc.	34,058
	Total Life Sciences Tools & Services	$111,225

	Pharmaceuticals — 2.1%
15	Eli Lilly & Co.	$ 11,693
451	Novo Nordisk A/S (A.D.R.)	31,128
353	Novo Nordisk A/S, Class B	24,632
	Total Pharmaceuticals	$67,453

	Professional Services — 0.5%
290	RELX Plc	$ 15,731
	Total Professional Services	$15,731

	Semiconductors & Semiconductor Equipment — 12.3%
570(a)	Advanced Micro Devices, Inc.	$ 80,883
76	ASML Holding NV	60,849
920	NVIDIA Corp.	145,351
216	QUALCOMM, Inc.	34,400
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	72,212
	Total Semiconductors & Semiconductor Equipment	$393,695

	Software — 7.7%
106(a)	Autodesk, Inc.	$ 32,815
313	Microsoft Corp.	155,689
222	Salesforce, Inc.	60,537
	Total Software	$249,041

	Specialty Retail — 1.9%
498	TJX Cos., Inc.	$ 61,498
	Total Specialty Retail	$61,498

	Technology Hardware, Storage & Peripherals — 5.7%
415	Apple, Inc.	$ 85,145
2,238	Samsung Electronics Co., Ltd.	99,221
	Total Technology Hardware, Storage & Peripherals	$184,366

	Textiles, Apparel & Luxury Goods — 1.2%
76	LVMH Moet Hennessy Louis Vuitton SE	$ 39,858
	Total Textiles, Apparel & Luxury Goods	$39,858

	Total Common Stocks (Cost $2,288,406)	$3,174,377

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $2,288,406)	$3,174,377
3Victory Pioneer Global Growth Fund | 6/30/25

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Option Written — (1.2)%
(800)	NVIDIA Corp.	Citibank N.A.	USD 15,118	USD 120.51	4/17/26	$(38,889)
	Total Over The Counter (OTC) Call Option Written (Premiums received $15,118)					$(38,889)

	OTHER ASSETS AND LIABILITIES — 2.4%					$77,174
	net assets — 100.0%					$3,212,662

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $54,757, or 1.7% of net assets.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$103,466	$—	$103,466
Banks	—	93,645	—	93,645
Beverages	47,057	16,060	—	63,117
Broadline Retail	190,650	38,317	—	228,967
Capital Markets	77,425	54,757	—	132,182
Entertainment	—	95,917	—	95,917
Financial Services	158,285	41,530	—	199,815
Health Care Equipment & Supplies	—	126,997	—	126,997
Hotels, Restaurants & Leisure	36,755	59,388	—	96,143
Household Durables	—	78,209	—	78,209
Life Sciences Tools & Services	34,058	77,167	—	111,225
Pharmaceuticals	42,821	24,632	—	67,453
Professional Services	—	15,731	—	15,731
Semiconductors & Semiconductor Equipment	260,634	133,061	—	393,695
Victory Pioneer Global Growth Fund | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$85,145	$99,221	$—	$184,366
Textiles, Apparel & Luxury Goods	—	39,858	—	39,858
All Other Common Stocks	1,143,591	—	—	1,143,591
Total Investments in Securities	$2,076,421	$1,097,956	$—	$3,174,377
Other Financial Instruments
Over The Counter (OTC) Call Option Written	$—	$(38,889)	$—	$(38,889)
Total Other Financial Instruments	$—	$(38,889)	$—	$(38,889)
During the period ended June 30, 2025, there were no transfers in or out of Level 3.
5Victory Pioneer Global Growth Fund | 6/30/25